Components of Pension Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost			$ 45.5	$ 37.5
Interest on projected benefit obligation			81.6	76.5
Curtailment gain	18.3	47.7			(66.0)
Underfunded Defined Benefit Pension Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Service cost			45.5	37.5	36.2
Interest on projected benefit obligation			81.6	76.5	71.1
Expected return on assets			(105.1)	(98.2)	(93.1)
Amortization of prior service costs			1.5	1.8	1.7
Recognized actuarial loss			24.7	14.7	9.5
Curtailment gain					(0.1)
Net pension expense			$ 48.2	$ 32.3	$ 25.3